UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC,the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

      William A Ackman     New York, NY/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $6,025,925 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN INC        COM              014482103    88947  2434913 SH       SOLE                  2434913        0        0
ALEXANDER & BALDWIN INC        COM              014482103    41170  1127030 SH       SHARED  1                   0  1127030        0
CANADIAN PAC RY LTD            COM              13645T100    49191  1022904 SH       SHARED  1                   0  1022904        0
CANADIAN PAC RY LTD            COM              13645T100   145103  3017331 SH       SOLE                  3017331        0        0
CITIGROUP INC                  COM NEW          172967424   275709 10761477 SH       SHARED  1                   0 10761477        0
CITIGROUP INC                  COM NEW          172967424   393594 15362764 SH       SOLE                 15362764        0        0
FAMILY DLR STORES INC          COM              307000109   240894  4736419 SH       SHARED  1                   0  4736419        0
FAMILY DLR STORES INC          COM              307000109   338316  6651910 SH       SOLE                  6651910        0        0
FORTUNE BRANDS INC             COM              349631101   615750 11385905 SH       SOLE                 11385905        0        0
FORTUNE BRANDS INC             COM              349631101   510117  9432640 SH       SHARED  1                   0  9432640        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   466511 38554638 SH       SOLE                 38554638        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   407517 33679074 SH       SHARED  1                   0 33679074        0
HOWARD HUGHES CORP             COM              44267d107    80910  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267d107    69304  1646174 SH       SOLE                  1646174        0        0
KRAFT FOODS INC                CL A             50075N104   351642 10471766 SH       SHARED  1                   0 10471766        0
KRAFT FOODS INC                CL A             50075N104   494014 14711567 SH       SOLE                 14711567        0        0
LOWES COS INC                  COM              548661107   170575  8819824 SH       SHARED  1                   0  8819824        0
LOWES COS INC                  COM              548661107   240212 12420477 SH       SOLE                 12420477        0        0
PENNEY J C INC                 COM              708160106     9646   360200 SH  CALL SOLE                   360200        0        0
PENNEY J C INC                 COM              708160106   454860 16985050 SH       SHARED  1                   0 16985050        0
PENNEY J C INC                 COM              708160106   581943 21730521 SH       SOLE                 21730521        0        0